Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events
Subsequent events	13. Subsequent events Subsequent to June 30, 2022 and through August 5, 2022, an additional 359,306 shares of Roivant held by Affimed were sold with total gross proceeds of $1.6 million.